Shareholders’ Equity (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Shares outstanding subject to possible redemption	38,259,457
Shares issued subject to possible redemption	38,259,457
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares issued	9,564,864
Ordinary shares, shares outstanding	9,564,864